Share-Based Compensation (Tables)	12 Months Ended
May 31, 2020
Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2020 are summarized as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2019	1,908,900	66.89
Granted	181,715	0
Vested	(690,366)	0
Forfeited	(143,744)	0
NES outstanding as of May 31, 2020	1,256,505	70.73

NES vested and expect to vest as of May 31, 2020	1,256,505

The fair value estimate of share options	Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.

	March 7, 2019 Pre-IPO Share OptionScheme
Weighted average share price	US$	1.19
Exercise price	US$	1.13
Expected volatility		46.8%
Expected life		6 years
Risk-free rate		2.49%
Expected dividend yield		0.00%

Kooleam pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share
Option Scheme
for the year
s
ended
 May 31,
 2019
and 2020
are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on March 7, 2019	47,836,985	1.13
Forfeited	(3,065,500)	1.13
Cancelled	(31,000)	1.13

Outstanding as of May 31, 2019	44,740,485	1.13

Forfeited	(2,360,000)	1.13

Cancelled	(3,129,000)	1.13

Outstanding as of May 31, 2020	39,251,485	1.13

Kooleam post ipo share option [Member]
Share-based compensation, stock options	The movements of share options under the Post-IPO Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on January 29, 2020	40,000,000	3.26

Forfeited	(1,801,000)	3.26

Outstanding as of May 31, 2020	38,199,000	3.26

The fair value estimate of share options

	January 29, 2020 Post- IPO Share Option Scheme
Weighted average share price	US$	3.49
Exercise price	US$	3.26
Expected volatility		52%
Expected life		10 years
Risk-free rate		1.44%
Expected dividend yield		0.00%